Schedule of Lease Term and Discount Rate (Details)	Mar. 31, 2025	Dec. 31, 2024
UNITED STATES
Weighted-average remaining lease term - years	1 year 7 months 17 days	1 year 10 months 13 days
Weighted-average discount rate	3.48%	3.49%
MALAYSIA
Weighted-average remaining lease term - years	3 years 6 months 18 days	3 years 9 months 14 days
Weighted-average discount rate	2.78%	2.78%